May 23, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: VANGUARD WELLESLEY INCOME FUND
    FILE NO.  2-31333

Commissioners:

Enclosed is the 57th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Wellesley Income Fund (the "Trust"). The purposes of this Amendment are to: (1) disclose the amended terms of the Vanguard Wellesley Income Fund's investment advisory arrangement with Wellington Management Company (Vanguard Wellesley Income Fund is a series of the Trust); and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on July 25, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on July 25, 2005.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission